Consolidated Statement of Financial Position - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 1,345,710	$ 1,508,205	[1]
Trade receivables and other receivables	659,699	704,931
Prepayments	33,654	41,515
Receivables from related parties	37,670	52,145
Inventories, net	2,818,786	2,437,403
Financial assets	4,525	2,452
Tax assets	553,916	524,027
Assets held for sale	2,645	12,413
Total current assets	5,456,605	5,283,091
Non-current assets
Trade receivables and other receivables	10,459	12,338
Prepayments	11,210	4,816
Receivables from related parties		52,500
Financial assets	15,141	25,014
Deferred tax assets	253,085	197,692
Property, plant and equipment, net	4,261,625	4,069,765
Investment property, net	1,828,326	1,653,345
Rights of use asset, net	1,728,352	1,361,253
Other intangible assets, net	400,714	366,369
Goodwill	3,297,086	3,080,622
Investments accounted for using the equity method	291,554	232,558
Other assets	398	398
Total non-current assets	12,097,950	11,056,670
Total assets	17,554,555	16,339,761
Current liabilities
Loans, borrowings, and other financial liability	1,984,727	1,029,394
Employee benefits	4,055	4,703
Provisions	47,327	22,045
Payables to related parties	43,757	55,617
Trade payables and other payable	4,408,479	5,248,777
Lease liabilities	299,456	282,180
Tax liabilities	119,210	107,331
Derivative instruments and collections on behalf of third parties	60,481	139,810
Other liabilities	230,068	254,766
Total current liabilities	7,197,560	7,144,623
Non-current liabilities
Loans, borrowings, and other financial liability	273,722	236,811
Employee benefits	34,776	35,218
Provisions	14,068	11,630
Trade payables and other payable	22,195	37,349
Lease liabilities	1,684,788	1,285,779
Deferred tax liabilities	304,235	156,098
Tax liabilities	7,321	8,091
Other liabilities	378	2,353
Total non-current liabilities	2,341,483	1,773,329
Total liabilities	9,539,043	8,917,952
Equity
Issued share capital	4,482	4,482
Reserves	1,491,467	1,431,125
Other equity components	5,192,563	4,665,070
Equity attributable to non-controlling interest	1,327,000	1,321,132
Total equity	8,015,512	7,421,809
Total liabilities and equity	$ 17,554,555	$ 16,339,761

[1]	Some figures in the December 2023 and 2022 financial statements were disaggregated for comparative purposes (see Note 2).